SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2021
Trademarks | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	7 years
Trademarks | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	9 years
Customer base | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	15 years
Customer base | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	18 years
Computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	1 year
Computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	3 years
Video and audio rights
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	1 year
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	5 years